Employee Benefits - Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) - Pension - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	$ 19,175	$ 14,663
Actual gain (loss) on plan assets	156	153
Purchases (sales)	270	167
Transfers out	(158)	(197)
End of year	17,816	19,175
Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Actual gain (loss) on plan assets	1	0
Purchases (sales)	11	119
Transfers out	0	(118)
Corporate bonds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Actual gain (loss) on plan assets	(7)	(1)
Purchases (sales)	177	27
Transfers out	3	(19)
International bonds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Actual gain (loss) on plan assets	3	0
Purchases (sales)	(5)	22
Transfers out	0	(16)
Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Actual gain (loss) on plan assets	134	76
Purchases (sales)	(34)	(70)
Transfers out	0	(34)
Private equity
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Actual gain (loss) on plan assets	25	78
Purchases (sales)	59	(114)
Transfers out	0	(8)
Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Actual gain (loss) on plan assets	0	0
Purchases (sales)	62	183
Transfers out	(161)	(2)
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	1,517	1,394
End of year	1,785	1,517
Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	1	0
End of year	13	1
Level 3 | Corporate bonds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	104	97
End of year	277	104
Level 3 | International bonds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	20	14
End of year	18	20
Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	627	655
End of year	727	627
Level 3 | Private equity
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	580	624
End of year	664	580
Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	185	4
End of year	$ 86	$ 185